SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of summary of amortized cost and fair values of securities with gross unrealized gains and losses

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$29,183,789	$26,006	$(161,693)	$29,048,102
State and municipal securities	44,746,083	1,156,547	(168,391)	45,734,239
Other securities	3,501	-	-	3,501
Mortgage-backed: residential	29,170,791	60,300	(260,319)	28,970,772

	$103,104,164	$1,242,853	$(590,403)	$103,756,614

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
U.S. government agency obligations	$26,280,359	$31,628	$(442,381)	$25,869,606
State and municipal securities	44,828,579	1,025,719	(280,690)	45,573,608
Other securities	3,501	-	-	3,501
Mortgage-backed: residential	32,800,032	176,321	(197,376)	32,778,977

	$103,912,471	$1,233,668	$(920,447)	$104,225,692

Schedule of unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$15,928,702	$(82,008)	$5,934,944	$(79,685)	$21,863,646	$(161,693)
State and municipal securities	7,666,691	(66,224)	4,927,928	(102,167)	12,594,619	(168,391)
Mortgage-backed: residential	18,251,546	(183,188)	4,227,473	(77,131)	22,479,019	(260,319)

	$41,846,939	$(331,420)	$15,090,345	$(258,983)	$56,937,284	$(590,403)

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government agency obligations	$6,477,461	$(26,717)	$12,615,391	$(415,664)	$19,092,852	$(442,381)
State and municipal securities	7,102,666	(43,614)	9,369,188	(237,076)	16,471,854	(280,690)
Mortgage-backed: residential	1,474,590	(28,841)	15,744,126	(168,535)	17,218,716	(197,376)

	$15,054,717	$(99,172)	$37,728,705	$(821,275)	$52,783,422	$(920,447)

Schedule of amortized cost and fair value by contractual maturity

	Amortized	Fair
	Cost	Value
Due in one year or less	$6,109,210	$6,113,631
Due after one year through five years	24,981,003	24,977,510
Due after five years through ten years	31,423,272	32,025,396
Due after ten years	11,416,387	11,665,804
Other securities - non-maturing	3,501	3,501
Mortgage-backed: residential	29,170,791	28,970,772

	$103,104,164	$103,756,614